Estimates (Schedule Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Investment In ETP [Member]	Dec. 31, 2012 Investment In ETP [Member]	Dec. 31, 2013 Investment In Regency [Member]	Dec. 31, 2012 Investment In Regency [Member]	Dec. 31, 2013 Investment in Trunkline LNG [Member]	Dec. 31, 2012 Investment in Trunkline LNG [Member]	Dec. 31, 2013 Corporate And Others [Member]	Dec. 31, 2012 Corporate And Others [Member]	Apr. 30, 2013 SUGS [Member]
Goodwill [Roll Forward]
Goodwill	$ 6,434	$ 2,039		$ 5,606	$ 1,220	$ 1,127	$ 790	$ 0	$ 0	$ (299)	$ 29	$ 337
Goodwill acquired	156	5,147		156	5,138	0	337	0		0	(328)
Goodwill	5,894	6,434	2,039	4,729	5,606	1,127	1,127	0	0	38	(299)	337
Goodwill impairment	(689)	0	0	(689)		0		0		0
Goodwill, Other Changes	(7)	(133)		(7)	(133)	0	0	0	0	0	0
Goodwill, Written off Related to Sale of Business Unit	$ 0	$ (619)		$ (337)	$ (619)	$ 0	$ 0	$ 0	$ 0	$ 337	$ 0